SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make certain estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management based on their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Company’s consolidated financial statements include, but not limited to revenue recognition, provision for credit losses, inventory write-off and reserve, the useful lives and impairment of long-lived assets and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates.

(d)	Foreign currency translations and transactions

The Company’s reporting currency is the United States dollar (“US$”). The functional currency of Zhongjinke, Zhongjinke BVI, Zhongjinke HK, and ZJK Precision HK is US$, the functional currency of its PRC subsidiaries is the Renminbi (“RMB”) and the functional currency of ZJK Precision Vietnam is the Vietnamese Dong (“VND”).

The Company’s financial statements are reported using US$. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive loss included in consolidated statements of changes in equity.

Translation of amounts from RMB and VND into US$ has been made at the following exchange rates:

December 31, 2025
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB6.9931	US$1=RMB7.1708
US$ against VND	US$1=VND26300.0000	US$1=VND26021.0833

December 31, 2024
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB7.2993	US$1=RMB7.1933
US$ against VND	US$1=VND25480.0000	US$1=VND25068.6667

December 31, 2023
	Year-end spot rate	Average rate
US$ against RMB	US$1=RMB7.0999	US$1=RMB7.0896

(e)	Concentration of credit risk

Financial instruments that potentially expose the Company to the concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, and other receivables. As of December 31, 2024 and 2025, the Company places its cash and cash equivalents and restricted cash with major financial institutions located in the PRC, which management considers to be of high credit quality. Concentration of credit risks with respect to accounts receivable, and other receivables, to manage credit risk, the Company performs ongoing credit evaluations of customers’ and suppliers’ financial condition. There is no significant credit risk for the years ended December 31, 2023, 2024 and 2025.

(f)	Concentration of customers and suppliers

The customers whose revenues individually represented greater than 10% of the total revenues of the Company for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
Percentage of the Company’s total revenue
Customer A	52%	44%	36%
Customer C	*	*	16%
Customer D	*	*	13%
Customer B	24%	12%	10%

* represents percentage less than 10%.

Accounts receivable due from those customers were as follows:

	As of December 31,
	2024	2025
Percentage of the Company’s accounts receivables
Customer B	28%	23%
Customer C	18%	22%
Customer D	16%	19%
Customer E	13%	13%

The suppliers whose purchase individually represented greater than 10% of the total cost of revenue of the Company for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
Percentage of the Company’s total purchase
Supplier A	20%	16%	14%
Supplier B	18%	14%	*
Supplier C	15%	13%	*

* represents percentage less than 10%.

Accounts payable due to those suppliers were as follows:

	As of December 31,
	2024	2025
Percentage of the Company’s accounts payables
Supplier A	19%	13%
Supplier B	15%	*
Supplier C	11%	*

* represents percentage less than 10%

(g)	Fair value measurement and financial instruments

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, net, accounts receivable-due from a related party, other receivables-due from related parties, accounts payable, notes payable, short-term bank borrowings and other liabilities approximate their fair values due to the short-term nature of these instruments.

(h)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank and short term, highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased and are readily convertible to known amount of cash.

(i)	Restricted cash

Restricted cash are security deposits held in banks for issuance of notes payable for the purchase of materials. Restricted cash is classified as current since all restrictions are within twelve months.

(j)	Short-term investments

Short-term investments consist of corporate fixed deposit with maturity of six months and fixed deposits pledged as security deposit for notes payable with term of six months.

(k)	Accounts receivable, net

Accounts receivable, net is recognized and carried at original invoiced amount net of provision of credit losses. On January 1, 2023, the Company adopted FASB ASC Topic 326 –” Financial Instruments - Credit losses” (“ASC Topic 326”) which replaces the incurred loss methodology with the current expected credit loss (“CECL”) methodology. The Company adopted ASC Topic 326 using the modified retrospective approach for all in-scope assets. The adoption of ASC Topic 326 on the Company’s consolidated financial statements was immaterial.

The Company has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Company considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses.

(l)	Inventories, net

Inventories are stated at the lower of cost or realizable value. Cost is principally determined on the weighted average basis.

The Company periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Write-off of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

(m)	Property, plant and equipment, net

Property, plant and equipment are stated at cost including the cost of improvements. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization are provided on the straight-line method based on the estimated useful lives and residual value of the assets as follows:

Schedule of Property, plant and equipment, net
Category	Useful lives	Estimated residual value
Buildings	20 years	5%
Machinery and equipment	10 years	10%
Motor Vehicles	5 years	10%
Furniture and fixtures	5 years	5%
Electronic office equipment	3 years	5%
Leasehold improvements	1.5 to 10 years	0%

Major improvements are capitalized and depreciated. Construction in progress represents property, plant and equipment under construction or being installed. Costs include original cost, installation, construction and other direct costs. Interest expenses directly related to construction in progress would be capitalized. Construction in progress is transferred to the appropriate fixed asset account and depreciation commences when the asset has been substantially completed and placed in service.

(n)	Long-term investment

The investments for which the Company has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, the Company initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the combined balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive income after the date of acquisition.

The Company assess whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Company recognizes an impairment loss equal to the difference between the carrying value and fair value in the combined statements of operations and comprehensive income if any.

No impairment of long-term investments was recognized for the years ended December 31, 2023, 2024 and 2025.

(o)	Impairment of long-lived assets

Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with ASC No. 360, “Property, Plant and Equipment” and “Real estate properties for lease”, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate. No impairment of long-lived assets was recognized for the years ended December 31, 2023, 2024 and 2025.

(p)	Notes payable

Notes payable represented the amount of bank acceptance notes the Company’s suppliers received from the Company for its purchases of raw materials. These notes were issued by financial institutions, typically by banks, that entitle the Company’s suppliers to receive the face value of notes from the bank or financial institution at maturity. Notes payable are interest-free and have a term of within one year from the date of issuance. Notes payable are recognized at cost, net transaction costs.

(q)	Leases

Lessee

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Effective from January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842) using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

Financing lease and operating lease as Lessee

The Company classifies a lease as a financing lease at lease commencement when the lease meets any one of the criteria:

a. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

b. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

c. The lease term is for a major part of the remaining economic life of the underlying asset.

d. The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

e. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.

When none of the criteria are met, the Company classifies a lease as an operating lease.

Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the incremental borrowing rate for the lease at lease commencement.

The Company estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Company considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating leases are presented as “operating right-of-use assets” and “operating lease liabilities”. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. At lease commencement, right-of-use assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Company.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Right-of-use assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the right-of-use assets, if any. Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.

Financing leases are presented as “finance lease right-of-use assets” and “finance lease liabilities” on the combined balance sheets. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. Financing lease right-of-use assets are amortized on a straight-line basis from the lease commencement date. After initial measurement, the carrying value of financing lease liabilities are increased to reflect interest at a constant rate and reduced to reflect any lease payments made during the period.

Leases that have a term of 12 months or less at the commencement date (“short-term leases”) are not included in right-of-use assets and operating lease liabilities. Lease expense for the short-term leases is recognized on a straight-line basis over the lease term.

Operating leases as Lessor

For operating leases, the Company recognized rental income over the non-cancellable lease term on a straight-line basis and is included in revenue in the statement of profit and loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis on the rental income. The Company did not have any sales-type or direct financing leases for the years ended December 31, 2023, 2024 and 2025.

The Company reviews the impairment of its right-of-use assets and finance lease right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. For operating leases, the Company has elected to include the carrying amount of operating lease liabilities in any tested asset Company and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Lessor

In April 2022, the Company entered into two agreements with a third-party as a lessor to lease certain floors of one of the Company’s buildings located in Qingyuan to the lessee. The Company accounted for these leases in accordance with ASC 842 and assessed them to be operating leases. The lease income is recognized over the leased terms on a straight-line basis and included in other income. The building is included in property, plant and equipment as it is owned by the Company and the Company is actively using other portions of the property.

(r)	Value-added taxes and surcharges

The Company is subject to VAT and related surcharges on revenues generated from providing services. Revenue from providing services and sales of products is generally subject to VAT at applicable tax rates, and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected tax payable. The Company reports revenue net of PRC’s VAT for all the periods presented in the Consolidated Statements of Income and Comprehensive Income. The Company was subject to the PRC’s VAT rate of 13% for selling products and 9% for rental income for the years ended December 31, 2023, 2024 and 2025.

(s)	Related parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related party also include principal owners of the Company, its managements, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions.

(t)	Revenue recognition

Product sales

Effective with the adoption of Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606),” and the associated ASUs (collectively, “Topic 606”) on January 1, 2020, the Company recognizes revenue when its customer obtains control of promised goods in an amount that reflects the consideration which the Company expects to receive in exchange for those goods. To determine revenue recognition for the arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps:

(1) identify the contract(s) with a customer,

(2) identify the performance obligations in the contract,

(3) determine the transaction price,

(4) allocate the transaction price to the performance obligations in the contract and

(5) recognize revenue when (or as) the entity satisfies a performance obligation.

Product revenue recognition

The Company’s revenue from contracts with customers is derived from product revenue principally from the sales of metal stamping and mechanical original equipment manufacturer (“OEM”) and electric OEM products directly to other consumer electronics product manufacturers. The Company sells goods to the customer under sales contracts or by purchase orders. The Company has determined there to be one performance obligation for each of the sales contracts. The performance obligations are considered to be fulfilled and revenue is recognized at a point in time when the customer obtains control of the goods. The Company has three major goods delivery channels, including:

(1)	Delivering goods to customers’ predetermined location, the Company has satisfied the contracts’ performance obligations when the goods have been delivered and relevant shipping documents have been collected by the Company;

(2)	Picking up goods by customers in the Company’s warehouse, the Company has satisfied the contracts’ performance obligations when the goods have been picked up and the acceptance document has been signed by the customers; and

(3)	Picking up goods by customers in the Vendor Managed Inventory (“VMI”) warehouse, the Company satisfied the contracts’ performance obligations when the goods have been picked up and the Company confirmed the amounts used by customers with clean reply received.

For products picked up by customers in the VMI warehouse, the Company is primarily responsible for the contract as it has the supplier discretion when executing orders and it is the only party that has a contractual relationship with customers. The Company establishes and obtains substantially all of the benefits from transactions, i.e. considerations paid by customers. Therefore, the Company concludes that it obtains control the of the products pursuant to ASC 606-10-55-37A(a). The Company considers itself to be the principal in the transactions on the basis that it is primary responsible to fulfill the promise and has the price discretion, pursuant to ASC 606-10-55-39.

The transaction price is generally in the form of a fixed price which is agreed with the customer at contract inception. Revenue is recorded net of sales return, surcharges and value-added tax of gross sales. The contract price is fully allocated to the single performance obligation.

The Company’s payment terms are all within 180 days and its sales arrangements do not have any material financing components.

A contract asset is recorded when the Company has transferred products or services to the customer before payment is received or is due, and the Company’s right to consideration is conditional on future performance in the contract. The Company did not recognize any contract asset as of December 31, 2024 and 2025. The timing between the recognition of revenue and receipt of payment is not significant. A contract liability exists when the Company has received consideration but has not transferred the related goods or services to the customer. The Company did not recognize any contract liabilities as of December 31, 2024 and 2025.

Return Rights & Warranty

Regardless of delivery channels, the Company generally provides warranty period of one year and customers are required to perform product quality check upon acceptance of delivery. The warranty covers only production defects, and offers to replace the defective products with new products during warranty period. Customers do not have the option to purchase the warranty separately, nor the warrant provides a service in addition to assurance. Accordingly, warranty costs are treated as a cost of fulfillment subject to accrual, rather than a performance obligation. As of December 31, 2024 and 2025, the Company accrue refund liability of nil and US$182,323 related to the return rights for product quality issues on the consolidated balance sheets.

Principal vs agent accounting

The Company records all product revenue on a gross basis as the Company acts as the principal. To determine whether the Company is an agent or principal in the sales of products, the Company considers the following indicators: the Company is primarily responsible for fulfilling the promise to provide the specified goods or services, is subject to inventory risks before the specified goods have been transferred to a customer or after transfer of control to the customers, and has discretion in establishing the price of the specified goods.

(u)	Cost of sales

Cost of sales mainly consists of raw materials, direct and indirect labor and related benefits, and manufacturing overhead that is directly attributable to the production process.

(v)	Selling and marketing expenses

Selling and marketing expenses primarily consist of (i) sales commission paid to generate sales and expand the market, (ii) freight for selling activities, (iii) business entertainment expenses, and (iv) salaries and benefits for sales and marketing personnel.

Sales commissions are expensed when incurred and are included in selling and marketing expenses. Sales commission expenses were US$1,346,416, US$3,552,721 and US$5,274,425 for the years ended December 31, 2023, 2024 and 2025, respectively.

Freight costs are not considered a separate performance obligation within revenue recognition, while freight costs are expensed when incurred and are included in selling and marketing expenses. Freight costs were US$181,417, US$728,927 and US$962,036 for the years ended December 31, 2023, 2024 and 2025, respectively.

(w)	General and administrative expenses

General and administrative expenses primarily consist of (i) professional service fees, (ii) salaries and benefits for administrative personnel, (iii) depreciation expenses, and (iv) scrapping of obsolete products.

(x)	Research and development costs

Research and development expenses primarily include (i) salaries and benefits for research and development personnel, (ii) depreciation expenses, and (iii) material consumption.

(y)	Government grants

Government grants are recognized when received and all the conditions for their receipt have been met.

Government grants are compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable.

(z)	Earnings per share

Earnings per share is computed in accordance with ASC 260. Basic earnings per ordinary share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period, considering the effect of participating securities. Unvested stock-based compensation awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and are included in the computation of earnings per share pursuant to the two-class method. Our unvested restricted stock awards contain non-forfeitable dividend rights and participate equally with common stock with respect to dividends issued or declared. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Diluted earnings per share is calculated by dividing net income attributable to holders of ordinary shares the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive or in the case of contingently issuable shares that all necessary conditions for issuance have not been satisfied.

(aa) Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments and is presented net of tax.

The Company presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements.

(ab) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are determined based on the temporary difference between the financial reporting and tax bases of assets and liabilities, and net operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits and penalties, if any, within income tax expenses.

There was no uncertain tax positions for the years ended December 31, 2023, 2024 and 2025.

(ac) Segment reporting

FASB 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information of the Company’s business segments, geographical areas, segments and major customers. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The chief operating decision maker (“CODM”) is the Company’s president and Chief Executive Officer (“CEO”), relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment.

(ad) Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating and financing lease commitments and legal proceedings. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

(ae) Non-controlling interest

Non-controlling interests represent the interest of non-controlling shareholders in the subsidiaries based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. Non-controlling interests have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

(af) Share-based Compensation

The Company applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments, including awards granted to employees and nonemployees. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s grants of share-based awards were classified as equity awards and are recognized based on their grant date fair values.

For service-based awards, expense is recognized over the respective service periods. For performance-based awards, expense is recognized only when achievement of the performance targets is considered probable. Share-based compensation expense is included in selling and marketing and general and administrative expenses. Forfeitures of equity awards are recognized as incurred.

(ag) Reclassifications

Certain prior year amounts have been reclassified to conform to the current presentation. These reclassifications had no impact on net earnings and financial position.

(ah) Recent accounting pronouncements

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to compare entities subject more easily to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company is currently evaluating the impact the adoption of ASU 2023-06 will have on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income taxes (Topic 740), Improvements to Income Tax Disclosures, which provides guidance on the requirements such as the requirement that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities (non-PBEs), the requirements will be effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The ASU should be applied prospectively. Retrospective application is permitted. The Company adopted ASU 2023-09 effective on January 1, 2025, which resulted in changes in income tax related disclosures. Refer to Note 11. Income taxes.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses—Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU provides (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. For practical expedient, in developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. For accounting policy election, an entity other than a public business entity that elects the practical expedient is permitted to make an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses. The ASU will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is currently evaluating the provisions of this ASU and its impact on measurement of expected credit losses for accounts receivable.

The Company does not believe other recently issued ASUs by the FASB but not yet effective accounting statements, if adopted, would have a material effect on the Company’s consolidated balance sheets, statements of comprehensive income and statements of cash flows.